UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-6610


               DREYFUS CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                            New York, New York 10166
               (Address of principal executive offices) (Zip code)

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including (212) 922-6000 area code:

Date of fiscal year end:  03/31

Date of reporting period: 9/30/03




(PAGE)



                                   FORM N-CSR

Item 1.  Reports to Stockholders.

      Dreyfus
      California Intermediate
      Municipal Bond Fund

      SEMIANNUAL REPORT September 30, 2003


      YOU, YOUR ADVISOR AND
      DREYFUS
      A MELLON FINANCIAL COMPANY(TM)

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            12   Statement of Assets and Liabilities

                            13   Statement of Operations

                            14   Statement of Changes in Net Assets

                            15   Financial Highlights

                            16   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                              Dreyfus California
                                                Intermediate Municipal Bond Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus California Intermediate Municipal Bond Fund covers the six-month period from April 1, 2003, through September 30, 2003. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Monica Wieboldt.

After a prolonged period of sluggish growth, the U.S. economy has shown signs of sustainable improvement. However, investor uncertainty regarding the strength of the recovery has produced heightened volatility in the tax-exempt fixed-income market. After most areas of the municipal bond market experienced sharp declines during the summer, prices generally bounced back in September.

Despite recent reductions in federal tax rates, we believe that municipal bonds may become more attractive to certain investors if states and municipalities continue to raise taxes to balance their budgets. As always, we encourage you to talk with your financial advisor about ways to enjoy the benefits of tax-exempt municipal bonds as market conditions evolve.

Thank you for your continued confidence and support.

Sincerely,


/S/STEPHEN E. CANTER
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
October 15, 2003




DISCUSSION OF FUND PERFORMANCE

Monica Wieboldt, Portfolio Manager

HOW DID DREYFUS CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND PERFORM RELATIVE TO ITS BENCHMARK?

For the six-month period ended September 30, 2003, the fund achieved a total return of 2.13% .(1) In comparison, the Lehman Brothers 7-Year Municipal Bond Index (the "Index" ), the fund' s benchmark index, achieved a total return of 3.21% for the same period.(2) In addition, the average total return for all funds reported in the Lipper California Municipal Debt Funds category was 1.93% ..(3)

The fund's performance was primarily the result of an unusually volatile investment environment, in which intermediate-term municipal bonds gained value during the first three months of the reporting period, lost value during a sharp market decline in July and early August, and recovered in late August and September. The fund' s return was higher than the Lipper category primarily because of the success of our security selection strategy. However, the fund's return lagged the Index because it contains securities from many states, not just California, and does not reflect fees and expenses.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The fund's goal is to seek as high a level of federal and California state
tax-exempt   income   as  is  consistent  with  the  preservation  of  capital.

To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and California state personal income taxes. The dollar-weighted average maturity of the fund's portfolio ranges between three and ten years. Although the fund currently intends to invest only in investment-grade municipal bonds, or the unrated equivalent as determined by Dreyfus, it has the ability to invest up to 20% of its assets in municipal bonds of below investment-grade credit quality.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

The portfolio manager may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest-rate environment and the municipal bond' s potential volatility in different rate environments. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund' s assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value, or to "premium" bonds, which are bonds that sell at a price above their face value. The fund's allocation to either discount bonds or to premium bonds will change along with the portfolio manager' s changing views of the current interest-rate and market environment. The portfolio manager also may look to select bonds that are most likely to obtain attractive prices when sold.

WHAT OTHER FACTORS INFLUENCED THE FUND'S PERFORMANCE?

The fund performed well during the first half of the reporting period as the tax-exempt bond market continued to benefit from expectations of lower interest rates. Those expectations were fulfilled in late June, when the Federal Reserve Board (the "Fed" ) reduced short-term interest rates to 1%, a 45-year low. Because bond prices and yields move in opposite directions, the fund benefited as interest rates trended lower.

However, the market gave back all of the reporting period's previous gains in July, when evidence of stronger economic growth caused investors to worry that the most recent interest-rate reduction may have been the last of the current cycle. Fortunately, the bond market bounced back during late August and September, erasing most of its losses when it became clearer that the economy's recovery has so far been a relatively jobless one.

The economy's recent strength has not yet resulted in higher tax revenues for California, whose fiscal condition is more severe than any other state. The state's fiscal crisis was intensified by the uncertainty of the Governor Davis recall election, which took place just after the close of the reporting period. Because of the prevailing uncertainty, California's general obligation bonds have come under pressure.

Our focus on bonds in the middle of the intermediate-term range enabled the fund to benefit from the market's strength when prices were rising, but it also exposed the fund to heightened volatility in July.

WHAT IS THE FUND'S CURRENT STRATEGY?

Because of recent market volatility and the likelihood of continued uncertainty as Governor-elect Schwarzenegger assumes control of California' s state government, we have attempted to reduce the fund's sensitivity to day-to-day market fluctuations. For example, we have diversified a portion of the fund's holdings away from the middle of the intermediate-term maturity range by increasing its holdings at the shorter- and longer-term ends of the range. We have also attempted to limit the fund' s exposure to the state's general obligation debt and increase diversification by adding other types of issues, such as bonds backed by the revenues of essential-services facilities. Finally, we have increased our emphasis on defensive securities, such as higher-rated, premium coupon bonds selling at premiums relative to their face values. In our view, continued careful security selection and attention to credit quality are prudent strategies in today's California bond market.

October 15, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-CALIFORNIA RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX IS AN UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT-GRADE, GEOGRAPHICALLY UNRESTRICTED 7-YEAR TAX-EXEMPT BOND MARKET, CONSISTING OF MUNICIPAL BONDS WITH MATURITIES OF 6-8 YEARS. INDEX RETURNS DO NOT REFLECT THE FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

                                                             The Fund



STATEMENT OF INVESTMENTS

September 30, 2003 (Unaudited)



                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS--98.3%                                                        Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--83.8%

ABAG Finance Authority, COP
  (Episcopal Homes Foundation)

   5.25%, 7/1/2010                                                                            3,500,000                3,674,545

Alameda Corridor Transportation Authority, Revenue

   5.125%, 10/1/2016 (Insured; MBIA)                                                          3,000,000                3,260,400

Alameda County, COP
   5.375%, 12/1/2012 (Insured; MBIA)                                                          2,000,000                2,279,260

Alta Loma School District

   Zero Coupon, 8/1/2015 (Insured; FGIC)                                                      1,000,000                  596,380

California:

   5.50%, 3/1/2017                                                                            5,990,000                6,429,606

   Veterans 5.35%, 12/1/2016                                                                  2,000,000                2,108,140

California Department of Water Resources, Revenue:

  (Central Valley Project):

      5%, 12/1/2012 (Insured; FGIC)                                                           4,000,000                4,479,960

      5.50%, 12/1/2015                                                                        1,500,000                1,697,820

      Water Systems 5.50%, 12/1/2015 (Insured; FGIC)                                          2,000,000                2,329,780

   Power Supply:

      5.25%, 5/1/2009 (Insured; MBIA)                                                         4,000,000                4,561,600

      5.375%, 5/1/2017                                                                        3,000,000                3,289,830

California Educational Facilities Authority, Revenue

   (Stanford University) 5.25%, 12/1/2013                                                     2,250,000                2,589,975

California Health Facilities Financing Authority, Revenue:

   (Downey Community Hospital) 5.625%, 5/15/2008                                              4,370,000                4,135,637

   (Health Facility--Adventist Health Systems):

      5%, 3/1/2017                                                                              870,000                  879,413

      5%, 3/1/2018                                                                            1,000,000                1,004,060

   (Pomona Valley Hospital)

      5.375%, 7/1/2009 (Insured; MBIA)                                                        3,240,000                3,673,609

   (Saint Francis Memorial Hospital)
      5.75%, 11/1/2003                                                                        1,130,000                1,134,305

   (Stanford Hospital and Clinics):

      4%, 11/15/2008                                                                          1,000,000                1,057,390

      5%, 11/15/2017                                                                          2,000,000                2,082,980

California Housing Finance Agency, Revenue

  (Single Family Mortgage)

   5.95%, 8/1/2014 (Insured; MBIA)                                                            3,000,000                3,140,430

California Infrastructure & Economic Development Bank,

  Revenue (Bay Area Toll Bridges--1st Lien):

      5%, 7/1/2009 (Insured; FSA)                                                             2,000,000                2,278,940

      5.25%, 7/1/2017 (Insured; FSA)                                                          2,000,000                2,207,780

California Pollution Control Financing Authority, PCR

   (Southern California Edison Co.) 7%, 3/1/2005                                              5,000,000                5,058,150


                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA (CONTINUED)

California Public Works Board, LR (Secretary of State)

   6.10%, 12/1/2004 (Insured; AMBAC)                                                          2,500,000                2,644,325

California Statewide Communities Development Authority:

  Apartment Development Revenue

      (Irvine Apartment Communities)
      5.05%, 5/15/2008                                                                        2,000,000                2,140,320

   COP, Revenue (Huntington Memorial Hospital)

      5.50%, 7/1/2010                                                                         4,000,000                4,499,600

   MFHR (Equity Residential) 5.20%, 6/15/2009                                                 2,000,000                2,155,760

   Multifamily Revenue (Quail Ridge Apartments)

      4.25%, 7/1/2012                                                                         1,000,000                1,006,490

Carson Redevelopment Agency

  (Area Number 1--Tax Allocation)

   5.50%, 10/1/2013 (Insured; MBIA)                                                           1,000,000                1,151,430

East Bay Municipal Utility District,

  Water Systems Revenue (Subordinated)

   4%, 6/1/2008 (Insured; FSA)                                                                2,750,000                2,996,290

Eastern Municipal Water District,
   Water & Sewer Revenue,

   COP 5.375%, 7/1/2017 (Insured; FGIC)                                                       2,000,000                2,224,160

Escondido Joint Powers Financing Authority, LR

  (California Center for the Arts)

   5.90%, 9/1/2010 (Insured; AMBAC)                                                           3,440,000                3,809,731

Foothill/Eastern Transportation Corridor Agency,

  Toll Road Revenue:

      0/7.05%, 1/1/2010                                                                       2,000,000  (a)           2,260,180

      5.25%, 1/15/2012 (Insured; MBIA)                                                        4,550,000                5,055,096

      0/7.15%, 1/1/2013 (Prerefunded 1/1/2010)                                                2,000,000  (a,b)         2,301,760

      5.125%, 1/15/2019 (Insured; MBIA)                                                       2,000,000                2,118,340

Golden State Tobacco Securitization Corp.,

   Tobacco Settlement Revenue
   (Enhanced--Asset Backed) 5.75%, 6/1/2021                                                   2,500,000                2,637,125

Indian Wells Redevelopment Agency,
   Tax Allocation Revenue (Whitewater)
   5%, 9/1/2013 (Insured; AMBAC)                                                              1,295,000                1,443,355

Livermore--Amador Valley Water Management Agency,

   Sewer Revenue 5.25%, 8/1/2014 (Insured; AMBAC)                                             3,200,000                3,541,440

Los Angeles City, Revenue (Harbor Department)
   6%, 8/1/2014                                                                               6,500,000                7,198,360

Los Angeles Community College District:

   5.50%, 8/1/2015 (Insured; MBIA)                                                            2,000,000                2,254,440

   5.50%, 8/1/2016 (Insured; MBIA)                                                            1,845,000                2,079,721

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)

Los Angeles County Metropolitan Transportation Authority,

   Sales Tax Revenue 5%, 7/1/2017 (Insured; FGIC)                                             1,450,000                1,557,837

Los Angeles County Public Works Financing Authority,

  Revenue (Los Angeles County Flood Control District)

   5%, 3/1/2012 (Insured; MBIA)                                                               3,000,000                3,343,440

Los Angeles Department of Water & Power

   Power Systems Revenue 5%, 7/1/2008                                                         2,000,000                2,266,320

Los Angeles Unified School District:

   5.50%, 7/1/2012 (Insured; MBIA)                                                            2,500,000                2,884,200

   5.25%, 7/1/2014 (Insured; MBIA)                                                            1,000,000                1,125,440

   5.75%, 7/1/2015 (Insured; MBIA)                                                            3,000,000                3,554,880

Los Angeles Wastewater Systems, Revenue

   5%, 6/1/2008 (Insured; FSA)                                                                2,000,000                2,267,880

Metropolitan Water District of Southern California,

   Waterworks Revenue 5.25%, 3/1/2015                                                         3,000,000                3,330,510

Midpeninsula Regional Open Space District

  Financing Authority, Revenue

   Zero Coupon, 9/1/2015 (Insured; AMBAC)                                                     2,825,000                1,673,954

Modesto Irrigation District, COP (Capital Improvements)

   5.25%, 7/1/2016 (Insured; FSA)                                                             1,370,000                1,499,862

Moulton-Niguel Water District

   5%, 9/1/2016 (Insured; AMBAC)                                                              1,350,000                1,478,601

Orange County, COP 5.70%, 7/1/2010 (Insured; MBIA)                                            4,000,000                4,521,040

Orange County Local Transportation Authority,

   Sales Tax Revenue
   5%, 2/15/2011 (Insured; AMBAC)                                                             1,000,000                1,119,750

Rancho Water District 5.50%, 8/1/2008                                                         1,670,000                1,935,430

Sacramento County, Special Tax

  (Community Facilities District Number 1):

      5.20%, 12/1/2007                                                                        1,110,000                1,196,180

      5.40%, 12/1/2009                                                                        1,220,000                1,306,437

Sacramento County Sanitation District
   Financing Authority, Revenue 5.50%, 12/1/2014                                              4,000,000                4,527,040

Sacramento Municipal Utilities District, Electric Revenue

   10.015%, 11/15/2015                                                                        2,000,000  (c,d)         2,103,400

San Diego County, COP (Burnham Institute)
   5.70%, 9/1/2011                                                                            3,100,000                3,291,394

San Diego Housing Authority, MFHR

   (Island Village Apartments) 5.10%, 7/1/2012                                                1,215,000                1,289,297

San Diego Unified School District, Election of 1998

   5.25%, 7/1/2016 (Insured; FSA)                                                             1,465,000                1,638,559


                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)

San Francisco City and County Airports Commission,

  International Airport Revenue:

      6.20%, 5/1/2015 (Insured; FGIC)                                                         1,325,000                1,376,079

      (Special Facilities Lease--SFO Fuel)

         5.25%, 1/1/2008 (Insured; AMBAC)                                                     2,575,000                2,868,267

San Francisco City and County
   Public Utilities Commission, Water Revenue
   5%, 11/1/2016 (Insured; FSA)                                                               2,000,000                2,162,640

San Mateo Redevelopment Agency (Tax Allocation)

   5.10%, 8/1/2014                                                                            1,835,000                1,967,615

Santa Ana Housing Authority, MFHR

   (Cornerstone Village Apartments) 5%, 8/15/2012                                             1,000,000                1,057,120

Santa Clara Unified School District 5.50%, 7/1/2016                                           1,870,000                2,105,358

South Placer Wastewater Authority,

  Wastewater Revenue 5.50%, 11/1/2015

   (Insured; FGIC, Prerefunded 11/1/2010)                                                     1,000,000  (b)           1,182,760

Tri-City Hospital District, Revenue
   5.375%, 2/15/2007                                                                          2,500,000                2,776,100

Truckee-Donner Public Utility District, COP:

   4.50%, 1/1/2008 (Insured; ACA)                                                             1,500,000                1,611,165

   4.50%, 1/1/2009 (Insured; ACA)                                                             1,685,000                1,801,417

U.S. RELATED--14.5%

Children's Trust Fund, Tobacco Settlement Revenue:

   5.75%, 7/1/2013 (Prerefunded 7/1/2010)                                                     1,000,000  (b)           1,180,990

   5.75%, 7/1/2014 (Prerefunded 7/1/2010)                                                     3,000,000  (b)           3,542,970

Guam, LOR:

  (Infrastructure Improvement)

      5.25%, 11/1/2009 (Insured; AMBAC)                                                       1,210,000                1,371,281

   (Section 30) 5.50%, 12/1/2010 (Insured; FSA)                                               3,000,000                3,490,110

Puerto Rico Commonwealth:

   5%, 7/1/2021 (Insured; FSA)                                                                1,000,000                1,118,000

   Public Improvement:

      5%, 7/1/2004                                                                            1,350,000                1,388,354

      5%, 7/1/2005                                                                              230,000                  245,504

      5.75%, 7/1/2008 (Insured; MBIA)                                                         2,000,000                2,325,040

      5.50%, 7/1/2013 (Insured; FSA)                                                          2,000,000                2,336,080

Puerto Rico Electric Power Authority,

   Power Revenue 5.75%, 7/1/2016
   (Insured; FSA, Prerefunded 7/1/2010)                                                       2,000,000  (b)           2,365,000

Puerto Rico Highway & Transportation Authority,

   Highway Revenue 6.25%, 7/1/2016 (Insured; FSA)                                             3,000,000                3,732,030

                                                                                                                 The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------
U.S. RELATED (CONTINUED)

Puerto Rico Housing Finance Authority,

  Home Mortgage Revenue (Mortgage Backed)

   4.375%, 12/1/2017                                                                          1,500,000                1,500,510

Puerto Rico Industrial Tourist Educational,

  Medical, & Environmental Control Facilities

  Financing Authority, Industrial Revenue

   (Guaynabo Warehouse) 4.35%, 7/1/2006                                                       1,170,000                1,241,475

Puerto Rico Public Building Authority,

   Government Facility Revenue 5.50%, 7/1/2016                                                1,500,000                1,693,290

Virgin Islands Public Finance Authority, Revenue:

   5.625%, 10/1/2010                                                                          2,000,000                2,187,600

   5.875%, 10/1/2018                                                                          1,000,000                1,020,390

Virgin Islands Water and Power Authority,

   Electric Systems 5.125%, 7/1/2011                                                          1,000,000                1,069,930
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $203,294,383)                                                             98.3%              216,096,439

CASH AND RECEIVABLES (NET)                                                                         1.7%                3,738,831

NET ASSETS

                                                                                                 100.0%              219,835,270




Summary of Abbreviations

ACA                       American Capital Access

AMBAC                     American Municipal Bond

                             Assurance Corporation

COP                       Certificate of Participation

FGIC                      Financial Guaranty Insurance
                             Company

FSA                       Financial Security Assurance

LOR                       Limited Obligation Revenue

LR                        Lease Revenue

MBIA                      Municipal Bond Investors
                             Assurance Insurance
                             Corporation

MFHR                      Multi-Family Housing Revenue

PCR                       Pollution Control Revenue



Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------
AAA                              Aaa                             AAA                                              65.6

AA                               Aa                              AA                                               12.7

A                                A                               A                                                 8.0

BBB                              Baa                             BBB                                               6.8

BB                               Ba                              BB                                                4.2

F1                               MIG1/PI                         SP1/A1                                             .5

Not Rated (e)                    Not Rated (e)                   Not Rated (e)                                     2.2

                                                                                                                 100.0

(A)   ZERO  COUPON  UNTIL A  SPECIFIED  DATE,  AT WHICH TIME THE  STATED  COUPON
      BECOMES EFFECTIVE UNTIL MATURITY.

(B)   BONDS  WHICH  ARE  PREREFUNDED  ARE  COLLATERALIZED  BY  U.S.   GOVERNMENT
      SECURITIES  WHICH ARE HELD IN  ESCROW  AND ARE USED TO PAY  PRINCIPAL  AND
      INTEREST  ON THE  MUNICIPAL  ISSUE AND TO RETIRE  THE BONDS IN FULL AT THE
      EARLIEST REFUNDING DATE.

(C)   INVERSE  FLOATER   SECURITY--THE   INTEREST  RATE  IS  SUBJECT  TO  CHANGE
      PERIODICALLY.

(D)   SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
      1933.   THIS   SECURITY  MAY  BE  RESOLD  IN   TRANSACTIONS   EXEMPT  FROM
      REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT SEPTEMBER 30,
      2003, THIS SECURITY AMOUNTED TO $2,103,400 OR .9% OF NET ASSETS.

(E)   SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
      HAVE BEEN  DETERMINED BY THE MANAGER TO BE OF COMPARABLE  QUALITY TO THOSE
      SECURITIES IN WHICH THE FUND MAY INVEST.



SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           203,294,383   216,096,439

Cash                                                                    286,322

Receivable for investment securities sold                             4,332,196

Interest receivable                                                   2,576,028

Receivable for shares of Beneficial Interest subscribed                  64,504

Prepaid expenses and other assets                                       236,119

                                                                    223,591,608
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           118,617

Payable for investment securities purchased                           3,000,180

Payable for shares of Beneficial Interest redeemed                      585,058

Accrued expenses and other liabilities                                   52,483

                                                                      3,756,338
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      219,835,270
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     206,531,489

Accumulated undistributed investment income--net                         31,300

Accumulated net realized gain (loss) on investments                     470,425

Accumulated net unrealized appreciation
  (depreciation) on investments                                      12,802,056
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      219,835,270
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(unlimited number of $.001 par value shares of Beneficial Interest authorized)
                                                                     15,155,391

NET ASSET VALUE, offering and redemption price per share--Note 3(d) ($)   14.51

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended September 30, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      4,989,391

EXPENSES:

Management fee--Note 3(a)                                              665,900

Shareholder servicing costs--Note 3(b)                                 101,722

Professional fees                                                       21,325

Custodian fees                                                          16,367

Trustees' fees and expenses--Note 3(c)                                   9,797

Prospectus and shareholders' reports                                     9,274

Registration fees                                                        5,364

Loan commitment fees--Note 2                                             1,003

Miscellaneous                                                           12,397

TOTAL EXPENSES                                                         843,149

INVESTMENT INCOME--NET                                               4,146,242
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                                481,900

Net unrealized appreciation (depreciation) on investments            (296,143)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 185,757

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 4,331,999

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                       September 30, 2003           Year Ended
                                              (Unaudited)       March 31, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          4,146,242           8,259,582

Net realized gain (loss) on investments           481,900           2,142,386

Net unrealized appreciation (depreciation)
   on investments                                (296,143)          7,650,645

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    4,331,999          18,052,613
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                        (4,114,942)          (8,323,081)

Net realized gain on investments              (1,151,655)                   --

TOTAL DIVIDENDS                               (5,266,597)          (8,323,081)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold                  29,544,428          50,168,250

Dividends reinvested                            3,962,709           6,193,199

Cost of shares redeemed                      (33,130,338)         (43,036,903)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS         376,799           13,324,546

TOTAL INCREASE (DECREASE) IN NET ASSETS         (557,799)          23,054,078
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           220,393,069          197,338,991

END OF PERIOD                                 219,835,270          220,393,069

Undistributed investment income--net               31,300                 --
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     2,032,262           3,493,742

Shares issued for dividends reinvested            275,049             429,536

Shares redeemed                               (2,296,144)          (2,998,636)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      11,167              924,642

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                           Six Months Ended                        Year Ended March 31,
                                         September 30, 2003        -----------------------------------------------------------------
                                                (Unaudited)        2003(a)       2002           2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                               14.55        13.88         13.97         13.40          13.99         13.82

Investment Operations:

Investment income--net                                 .27(b)       .56(b)        .58(b)        .58            .58           .58

Net realized and unrealized
   gain (loss) on investments                          .04          .68          (.09)          .57           (.59)          .17

Total from Investment Operations                       .31         1.24           .49          1.15           (.01)          .75

Distributions:

Dividends from
   investment income--net                             (.27)        (.57)         (.58)         (.58)          (.58)         (.58)

Dividends from net realized
   gain on investments                                (.08)           --            --           --             --            --

Total Distributions                                   (.35)        (.57)         (.58)         (.58)          (.58)         (.58)

Net asset value, end of period                       14.51        14.55         13.88         13.97          13.40         13.99
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      2.13(c)      9.09          3.46          8.79            .02          5.55
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                               .76(d)       .76           .76           .76            .79           .80

Ratio of net investment income
   to average net assets                              3.73(d)      3.91          4.15          4.28           4.32          4.19

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                              --          .00(e)         --           .00(e)         .00(c)        .02

Portfolio Turnover Rate                              18.74(c)     21.56         21.04         31.35          19.38         26.29
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     219,835      220,393        197,339       179,693        174,706       202,436

(A)   AS REQUIRED,  EFFECTIVE APRIL 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS
      OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
      AMORTIZING  DISCOUNT OR PREMIUM ON A SCIENTIFIC  BASIS FOR DEBT SECURITIES
      ON A DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED MARCH 31,
      2002 WAS TO INCREASE  NET  INVESTMENT  INCOME PER SHARE AND  DECREASE  NET
      REALIZED AND UNREALIZED  GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN
      $.01 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
      FROM  4.14% TO 4.15%.  PER  SHARE  DATA AND  RATIOS/SUPPLEMENTAL  DATA FOR
      PERIODS  PRIOR TO APRIL 1, 2001 HAVE NOT BEEN  RESTATED  TO  REFLECT  THIS
      CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  NOT ANNUALIZED.

(D)  ANNUALIZED.

(E)  AMOUNT REPRESENTS LESS THAN .01%.



SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus California Intermediate Municipal Bond Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to provide investors with as high a level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. Treasury securities) are valued each business day by an independent pricing service (the "Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.


(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund received net earnings credits of $2,869 during the period ended September 30, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The tax character of distributions paid to shareholder during the fiscal year ended March 31, 2003, was as follows: tax exempt income $8,323,081. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2--BANK LINE OF CREDIT:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended September 30, 2003, the fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund's average daily net assets and is payable monthly.

(B) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended September 30, 2003, the fund was charged $53,000 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2003, the fund was charged $30,445 pursuant to the transfer agency agreement.


(C) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $25,000, an attendance fee of $4,000 for each in-person meeting and $500 for telephone meetings. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. These fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets.

(D) A 1% redemption fee is charged and retained by the fund on shares redeemed within thirty days following the date of issuance, including redemptions made through the use of the fund's exchange privilege. During the period ended September 30, 2003, redemption fees charged and retained by the fund amounted to $1,331.

NOTE 4--SECURITIES TRANSACTIONS:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2003, amounted to $43,115,008 and $40,414,722, respectively.

At September 30, 2003, accumulated net unrealized appreciation on investments was $12,802,056, consisting of $13,355,262 gross unrealized appreciation and $553,206 gross unrealized depreciation.

At September 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

NOTES

                  For More Information

                        Dreyfus
                        California Intermediate
                        Municipal Bond Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  902SA0903


Item 2.  Code of Ethics.

        Not applicable.

Item 3.  Audit Committee Financial Expert.

        Not applicable.

Item 4.  Principal Accountant Fees and Services.

        Not applicable.

Item 5.  Audit Committee of Listed Registrants.

        Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND

By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      President

Date:  November 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  November 21, 2003

By:   /S/JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  November 21, 2003

                                  EXHIBIT INDEX

      (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

      (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)